Investment in and Advances to Unconsolidated Joint Ventures (Details) - USD ($)	3 Months Ended						9 Months Ended				12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash and cash equivalents	$ 173,764						$ 173,764				$ 161,405		$ 196,804
Total assets	129,378,514						129,378,514				162,485,391		159,958,116
Accounts payable	497,644						497,644				121,516		108,292
Total liabilities	9,237,185						9,237,185				6,503,981		5,748,542
Net (loss) income of unconsolidated joint ventures	(924,336)	$ (222,677)	$ 22,748	$ 477,190	$ 526,963	$ 462,490	(1,124,265)		$ 1,466,643		1,771,836		592,850
Landsea Homes [Member]
Cash and cash equivalents	84,857,000			102,867,000			84,857,000		102,867,000		154,043,000		99,865,000		$ 19,030,000
Restricted cash	2,001,000			$ 4,997,000			2,001,000		4,997,000		2,335,000		19,724,000		10,036,000
Real estate inventories	728,155,000						728,155,000				598,179,000		580,473,000
Other assets	40,748,000						40,748,000				27,121,000		15,745,000
Total assets	913,204,000						913,204,000				839,217,000		864,641,000
Accounts payable	36,998,000						36,998,000				16,490,000		34,466,000
Accrued expenses and other liabilities	49,211,000						49,211,000				48,046,000		50,699,000
Due to affiliates	1,447,000						1,447,000				1,347,000		1,499,000
Total liabilities	396,815,000						396,815,000				255,847,000		319,485,000
LS- Boston Point LLC's share of members' equity	26,727,000						26,727,000				42,956,000		61,098,000
Revenues							449,870,000		344,849,000		630,988,000		378,617,000		197,306,000
Cost of sales and expenses							397,613,000		288,512,000		531,529,000		306,304,000		175,420,000
Impairment of real estate inventories
Net (loss) income of unconsolidated joint ventures							(19,742,000)		7,452,000		22,391,000		36,706,000		(303,000)
Equity in net (loss) income of unconsolidated joint ventures							(16,229,000)		(7,498,000)		(7,901,000)		13,018,000		(458,000)
Landsea Homes [Member] | Joint Venture [Member]
Cash and cash equivalents	12,039,000						12,039,000				6,159,000		3,020,000
Restricted cash													5,000,000
Real estate inventories	48,489,000						48,489,000				98,811,000		148,387,000
Investment in unconsolidated joint venture											225,000		8,305,000
Other assets	25,000						25,000				339,000		656,000
Total assets	60,553,000						60,553,000				105,534,000		165,368,000
Accounts payable	188,000						188,000				1,892,000		5,358,000
Accrued expenses and other liabilities	3,550,000						3,550,000				2,957,000		1,852,000
Due to affiliates	647,000						647,000				482,000		6,879,000
EB-5 notes payable	7,000,000						7,000,000				21,000,000		35,000,000
Notes payable													16,902,000
Total liabilities	11,385,000						11,385,000				26,331,000		65,991,000
Members' capital	49,168,000						49,168,000				79,203,000		99,377,000
Total liabilities and members' capital	$ 60,553,000						60,553,000				105,534,000		165,368,000
Revenues							28,409,000		43,951,000		54,633,000		73,587,000
Cost of sales and expenses							31,353,000		51,412,000		62,145,000		71,286,000		2,352,000
Impairment of real estate inventories							(27,094,000)		(5,800,000)		(5,800,000)
Equity in earnings from unconsolidated joint ventures									3,621,000		1,087,000		33,314,000		34,000
Net (loss) income of unconsolidated joint ventures							(30,038,000)		(9,640,000)		(12,225,000)		35,615,000		(2,318,000)
Equity in net (loss) income of unconsolidated joint ventures							$ (16,229,000)	[1]	$ (7,498,000)	[1]	(7,901,000)	[2]	13,018,000	[2]	(458,000)	[2]
LS Boston Point LLC [Member]
Cash and cash equivalents											94,737		52,583		44,580
Total assets											319,737		9,891,139		35,193,447
Accounts payable													120,522
Due to affiliates											2,859		2,859		49,245
Total liabilities											22,859		143,381		69,245
LS- Boston Point LLC's share of members' equity											225,000		9,838,556		35,148,867
Revenues											1,087,482		36,016,746		(135,065)
Net (loss) income of unconsolidated joint ventures											1,032,352		35,717,556		(375,990)
LS Boston Point LLC [Member] | Point Condo Holdings LLC [Member]
Total assets											197,857		24,810,623
Accounts payable											32,442
Total liabilities													101,143
Members' capital											165,415		24,709,480
Total liabilities and members' capital											197,857		24,810,623
LS- Boston Point LLC's share of members' equity											225,000		9,838,556
Revenues											26,488,198		2,450,000
Cost of sales and expenses											21,629,856		2,213,717
Net (loss) income of unconsolidated joint ventures											2,984,523		32,802
Equity in net (loss) income of unconsolidated joint ventures											$ 1,087,482
LS Boston Point LLC [Member] | Fenway Point Partners LLC [Member]
Total assets													598,381		272,646,514
Total liabilities													12,971		202,348,780
Members' capital													585,410		70,297,734
Total liabilities and members' capital													598,381		272,646,514
LS- Boston Point LLC's share of members' equity															35,148,867
Revenues													175,080,991		278,160
Cost of sales and expenses													125,086,864
Net (loss) income of unconsolidated joint ventures													27,914,284		(270,130)
Equity in net (loss) income of unconsolidated joint ventures													$ 11,457,359		$ (135,065)

[1]	The equity in net (loss) income of unconsolidated joint ventures consists of the allocation of the Company's proportionate share of income or loss from the unconsolidated joint ventures of $15.3 million and $5.8 million loss, as well as $0.9 million and $1.7 million of amortization expense related to capitalized interest and other costs for the nine months ended September 30, 2020 and 2019, respectively.
[2]	The equity in net (loss) income of unconsolidated joint ventures consists of the allocation of the Company's proportionate share of income or loss from the unconsolidated joint ventures of $5.9 million loss, $17.8 million income, and $0.5 million loss as well as $2.0 million, $4.8 million, and $0.0 million of amortization expense related to capitalized interest and other costs for the years ended December 31, 2019, 2018, and 2017, respectively.